International Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans:
Accrued interest receivable	$ 30,654,000	$ 31,034,000
International banking services
Loans:
Commercial	142,145,000	148,770,000
Others	39,697,000	40,204,000
Total loans	181,842,000	188,974,000
Less allowance for probable loan losses	(1,133,000)	(1,140,000)
Net loans	180,709,000	187,834,000
Accrued interest receivable	617,000	902,000
Outstanding standby and commercial letters of credit	130,116,000
Revenues	$ 6,085,000	$ 7,714,000	$ 9,870,000